UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$650,850

		$650,850

Education — 6.8%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,079,720
Oakland University, 5.00%, 3/1/42	500	553,565
Wayne State University, 5.00%, 11/15/40	370	413,601

		$2,046,886

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,281,301
Lansing Board of Water and Light, 5.50%, 7/1/41	500	571,515
Michigan Public Power Agency, 5.00%, 1/1/43	800	849,808

		$2,702,624

Escrowed/Prerefunded — 4.8%
Ann Arbor Public Schools, Prerefunded to 5/1/18, 4.50%, 5/1/24	$350	$358,701
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	115	127,069
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	138,466
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	290,763
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	545,695

		$1,460,694

General Obligations — 45.3%
Battle Creek, 5.00%, 12/1/41	$1,000	$1,156,960
Byron Center Public Schools, 5.00%, 5/1/43	1,500	1,733,715
Comstock Park Public Schools, 5.125%, 5/1/31	275	310,750
Comstock Park Public Schools, 5.25%, 5/1/33	220	247,896
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	495,082
Jenison Public Schools, 5.00%, 5/1/28	500	561,060
Jenison Public Schools, 5.00%, 5/1/30	500	564,305
Kent County, 5.00%, 1/1/25	1,500	1,580,895
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,119,180
Lakeview School District, 5.00%, 5/1/40	1,050	1,199,709
Lansing Community College, 5.00%, 5/1/30	1,005	1,140,756
Marysville Public Schools District, 5.00%, 5/1/37	1,065	1,227,327
Rockford Public Schools, 5.00%, 5/1/44	750	852,660
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	419,086
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,139,430

		$13,748,811

Security	Principal Amount (000’s omitted)	Value
Hospital — 21.9%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,103,200
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	1,000	1,129,730
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	274,410
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	555,860
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,089,960
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,287
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,394,300
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,079,200

		$6,637,947

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$747,773

		$747,773

Insured-Education — 0.6%
Wayne State University, (AGM), 5.00%, 11/15/35	$165	$172,334

		$172,334

Insured-Electric Utilities — 3.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$667,006
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	265,103
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	164,458

		$1,096,567

Insured-Escrowed/Prerefunded — 11.9%
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	$570	$596,596
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	500	524,005
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	1,000	1,056,490
Van Dyke Public Schools, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38	1,250	1,285,225
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	141,846

		$3,604,162

Insured-General Obligations — 19.7%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$569,595
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	156,888
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	251,484
Detroit School District, (AGM), 5.25%, 5/1/32	300	371,928
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,137,900
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,005,659
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	565,455
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,349,388
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	563,450

		$5,971,747

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$186,133

		$186,133

Insured-Transportation — 3.4%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,044,160

		$1,044,160

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 5.1%
Coldwater, Water Supply and Wastewater System Revenue, (AGM), 4.00%, 8/1/41	$1,000	$1,051,300
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	484,082

		$1,535,382

Lease Revenue/Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,072,210

		$1,072,210

Special Tax Revenue — 3.7%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,132,990

		$1,132,990

Water and Sewer — 11.1%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$815,467
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	927,372
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,338,975
Port Huron, Water Supply System, 5.25%, 10/1/31	250	279,435

		$3,361,249

Total Tax-Exempt Investments — 155.5% (identified cost $44,095,102)		$47,172,519

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.1)%		$(650,024)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (55.3)%		$(16,764,995)

Other Assets, Less Liabilities — 1.9%		$570,135

Net Assets Applicable to Common Shares — 100.0%		$30,327,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 28.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 13.0% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,060,230

Gross unrealized appreciation	$3,170,387
Gross unrealized depreciation	(58,098)

Net unrealized appreciation	$3,112,289

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$47,172,519	$—	$47,172,519
Total Investments	$—	$47,172,519	$—	$47,172,519

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017